Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (24,364,753)	$ 478,561	$ 852,042